Chrysler Financial Services Americas LLC	Distribution Date: 15-Oct-09
CFAST 2009-A Monthly Servicer’s Certificate (ML)	Page 1 of 2

Payment Determination Statement Number	3
Distribution Date	15-Oct-09
Record Date	14-Oct-09

Dates Covered	From and Including	To and Including
Collections Period	01-Sep-09	30-Sep-09
Accrual Period	15-Sep-09	14-Oct-09
30/360 Days	30
Actual/360 Days	30

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	76,078	$1,521,856,084.34
Collections of Installment Principal		36,259,608.77
Collections Attributable to Full Payoffs		9,104,204.48
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		148,927.88

Pool Balance — End of Period(EOP)	75,530	$1,476,343,343.21

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,641,086,430.26
Pool Factor (Pool Balance as a % of Initial Pool Balance)	89.96%

Ending Overcollateralization(O/C) Amount	$373,996,421.49
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	133.927%
Ending Reserve Account Balance	$11,213,746.54

Cumulative Net Losses	$44,941.81
Net Credit Loss Ratio (3 mos weighted avg.)	0.011%
Cumulative Recovery Ratio	71.841%

Trigger	Compliance?
5.00%	Yes

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$1,669,486.37	0.113%	70
61-90 Days Delinquent	233,950.09	0.016%	10
91-120 Days Delinquent	46,819.89	0.003%	2
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	491,330.41	0.033%	21

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$772,100.39
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.02633%

	Current Month	Prior Month
Weighted Average A.P.R.	1.692%	1.687%
Weighted Average Remaining Term (months)	42.65	43.61
Weighted Average Seasoning (months)	6.31	5.30

Chrysler Financial Services Americas LLC	Distribution Date: 15-Oct-09
CFAST 2009-A Monthly Servicer’s Certificate (ML)	Page 2 of 2

Cash Sources
Collections of Installment Principal	$36,259,608.77
Collections Attributable to Full Payoffs	9,104,204.48
Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	114,405.41
Collections of Interest	2,145,074.58
Investment Earnings	427.70
Reserve Account Draw	0.00

Total Sources	$47,623,720.94

Cash Uses
Servicer Fee	$1,268,213.40
Backup Servicer Fee	$12,682.13
A Note Interest	2,151,596.87
Priority Principal Distribution Amount	0.00
Reserve Fund	0.00
Required Principal Distribution Amount	44,191,228.54
Transition Cost to Backup Servicer	0.00
Distribution to Class B Noteholders	0.00

Total Cash Uses	$47,623,720.94

Administrative Payment
Total Principal and Interest Sources	$47,623,720.94
Investment Earnings in Trust Account	(427.70)
Daily Collections Remitted	(47,626,982.12)
Cash Reserve in Trust Account	0.00
Servicer Fee (withheld)	(1,268,213.40)
Distribution to Class B Noteholders	0.00

Payment Due to/(from) Trust Account	($1,271,902.28)

O/C Release (Prospectus pg S38-S39)
Pool Balance	$1,476,343,343.21
Yield Supplement O/C Amount	(127,133,605.08)

Adjusted Pool Balance	$1,349,209,738.13

Total Securities	$1,102,346,921.72

Adjusted O/C Amount	$246,862,816.41

Target Overcollateralization Amount	$209,127,509.41

O/C Release Period?	No

O/C Release	$0.00

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 412,000,000.00 @ 1.0115%	295,138,150.26	250,946,921.72	44,191,228.54	107.2602634	248,776.87	0.6038274
Class A-2 121,200,000.00 @ 1.85%	121,200,000.00	121,200,000.00	0.00	0.0000000	186,850.00	1.5416667
Class A-3 730,200,000.00 @ 2.82%	730,200,000.00	730,200,000.00	0.00	0.0000000	1,715,970.00	2.3500000

Total Notes	$1,146,538,150.26	$1,102,346,921.72	$44,191,228.54		$2,151,596.87

*	Class A-1 Interest is computed on an Actual/360 basis while class A-2 interest and Class A-3 interest are calculated on a 30/360 basis. Actual days in current period 30